United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated Bond Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—70.6%
		Basic Industry - Chemicals—1.0%
$1,320,000		Albemarle Corp., 4.15%, 12/1/2024	$1,291,160
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	1,335,665
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,610,336
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,432,791
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,600,306
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	1,369,250
438,000		Rohm & Haas Co., 6.00%, 9/15/2017	475,444
750,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	729,680
1,200,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	1,105,116
		TOTAL	12,949,748
		Basic Industry - Metals & Mining—3.9%
2,500,000		Alcoa, Inc., 5.87%, 2/23/2022	2,600,000
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,620,044
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,004,150
600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	589,998
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	795,151
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	791,250
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	704,175
2,600,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	2,782,000
2,100,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	2,142,000
4,000,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	3,995,000
750,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	691,875
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	2,349,117
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,109,495
825,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	844,090
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	2,902,375
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,728,600
4,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	3,695,836
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,444,527
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	1,614,877
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	5,273,233
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	573,858
1,000,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	993,536
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,042,599
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,257,377
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,078,221
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	3,703,988
		TOTAL	53,327,372
		Basic Industry - Paper—0.8%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,491,389
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,186,412
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
1,500,000		Westvaco Corp., 7.65%, 3/15/2027	1,640,064
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	5,963,254
		TOTAL	11,281,119

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—0.8%
$2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	$1,904,149
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	2,997,937
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	644,313
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	1,721,563
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,592,075
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	754,317
690,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	712,137
		TOTAL	11,326,491
		Capital Goods - Building Materials—1.0%
4,000,000		Masco Corp., Sr. Unsecd. Note, 5.85%, 3/15/2017	4,243,000
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	3,909,150
1,000,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	1,002,390
2,400,000		Valmont Industries, Inc., 5.25%, 10/1/2054	2,117,251
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,698,522
		TOTAL	12,970,313
		Capital Goods - Construction Machinery—0.4%
4,380,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	4,868,593
		Capital Goods - Diversified Manufacturing—0.9%
4,020,000		Harsco Corp., 5.75%, 5/15/2018	4,070,250
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,154,241
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,175,416
3,970,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	4,340,115
		TOTAL	11,740,022
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	580,824
		Capital Goods - Packaging—0.5%
1,800,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	1,763,246
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,708,094
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	1,077,229
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,019,913
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,004,162
		TOTAL	6,572,644
		Communications - Cable & Satellite—1.9%
1,400,000	[1,2]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	1,392,551
1,235,000	[1,2]	CCO Safari II LLC, Series 144A, 6.484%, 10/23/2045	1,255,865
900,000		Comcast Corp., 7.05%, 3/15/2033	1,164,768
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,585,105
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	937,646
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,297,605
1,250,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	1,264,260
1,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	934,972
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,432,718
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,378,489
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,502,413
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,558,474
3,310,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	2,991,293
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,019,092
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	425,594
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	2,934,195

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	$244,063
		TOTAL	25,319,103
		Communications - Media & Entertainment—4.2%
2,000,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	2,460,550
3,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	3,057,264
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	1,009,140
3,995,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	3,846,362
2,350,000		CBS Corp., 4.90%, 8/15/2044	2,079,125
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,062,019
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,245,336
785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	732,028
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	3,006,468
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	463,694
1,500,000	[1,2]	McGraw Hill Financial, Inc., Sr. Unsecd. Note, Series 144A, 4.40%, 2/15/2026	1,494,240
920,000	[1,2]	McGraw Hill Financial, Inc., Unsecd. Note, Series 144A, 4.00%, 6/15/2025	891,337
1,200,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,348,776
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	2,904,286
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	1,657,034
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,059,193
2,135,000		Time Warner, Inc., 4.85%, 7/15/2045	2,071,441
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,305,254
2,000,000		Viacom, Inc., 4.85%, 12/15/2034	1,682,774
1,325,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	1,289,094
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	689,019
2,725,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	2,594,791
2,950,000		WPP Finance 2010, 3.75%, 9/19/2024	2,885,681
3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	3,335,393
		TOTAL	57,170,299
		Communications - Telecom Wireless—1.3%
2,900,000		American Tower Corp., 3.45%, 9/15/2021	2,874,692
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	997,359
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	1,426,093
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,587,863
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,098,948
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,148,200
		TOTAL	18,133,155
		Communications - Telecom Wirelines—3.3%
3,200,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	3,173,383
2,950,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,813,716
1,140,000		AT&T, Inc., Sr. Unsecd. Note, 4.75%, 5/15/2046	1,043,427
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,110,800
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	4,516,200
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,331,800
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	3,024,213
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	3,177,875
1,970,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.05%, 3/15/2034	1,960,312
9,880,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	10,823,184
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	7,512,171
		TOTAL	44,487,081

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—2.1%
$2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	$2,028,918
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	2,853,507
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,851,411
3,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	3,866,979
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	908,352
1,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	1,539,090
960,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	913,572
1,125,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	1,060,105
2,250,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	2,155,369
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,500,866
1,580,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	1,565,911
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	441,871
1,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	1,601,397
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	2,701,309
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,612,357
		TOTAL	28,601,014
		Consumer Cyclical - Leisure—0.2%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,100,650
		Consumer Cyclical - Lodging—1.2%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,080,000
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,103,000
3,930,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	3,821,634
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,035,780
2,850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 2.95%, 3/1/2017	2,879,965
1,050,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 3.90%, 3/1/2023	1,014,961
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	1,939,889
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	804,302
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	12,606
		TOTAL	16,692,137
		Consumer Cyclical - Retailers—1.1%
2,500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	2,590,330
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,120,521
1,415,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	1,414,363
2,590,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,490,731
1,303,794	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,416,807
750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	758,451
1,385,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,418,987
300,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	313,070
985,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,053,097
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	714,000
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,262,531
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	903,582
		TOTAL	15,456,470
		Consumer Cyclical - Services—1.3%
2,000,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 2.50%, 11/28/2019	1,965,626
1,460,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.60%, 11/28/2024	1,386,763
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,487,831
2,700,000		Expedia, Inc., 4.50%, 8/15/2024	2,697,092
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,193,733

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	$1,174,430
		TOTAL	17,905,475
		Consumer Non-Cyclical - Food/Beverage—1.7%
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	598,473
1,624,000	[1,2]	Grupo Bimbo SAB de CV, Series 144A, 4.875%, 6/27/2044	1,472,124
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,665,856
2,735,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	2,780,294
1,465,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 5.20%, 7/15/2045	1,542,953
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	6,655,326
1,850,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	1,897,051
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,393,429
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,175,969
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,025,865
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,764,983
		TOTAL	22,972,323
		Consumer Non-Cyclical - Health Care—0.6%
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,579,998
1,650,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,658,925
280,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	278,110
1,050,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	1,055,039
1,455,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,451,988
765,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	753,570
540,000		Zimmer Biomet Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	594,015
1,350,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	1,295,711
		TOTAL	8,667,356
		Consumer Non-Cyclical - Pharmaceuticals—0.9%
1,395,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	1,374,508
1,285,000		AbbVie, Inc., Sr. Unsecd. Note, 4.70%, 5/14/2045	1,253,512
805,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	803,278
750,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.80%, 3/15/2025	727,996
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,999,455
1,350,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	1,344,090
1,335,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	1,347,637
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	810,677
1,830,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	1,826,556
		TOTAL	12,487,709
		Consumer Non-Cyclical - Products—0.4%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	904,498
2,900,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	2,918,734
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,598,168
		TOTAL	5,421,400
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,207,636
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	294,000
		TOTAL	1,501,636
		Consumer Non-Cyclical - Tobacco—0.7%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	309,860
2,120,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	2,166,581
2,950,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	3,033,880

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$3,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	$3,253,449
950,000	[1,2]	Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/4/2041	1,089,276
		TOTAL	9,853,046
		Energy - Independent—1.5%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,770,169
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,763,483
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,005,000
7,180,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	7,718,500
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	584,162
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,084,340
		TOTAL	19,925,654
		Energy - Integrated—2.3%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,838,242
4,000,000		BP Capital Markets PLC, 1.375%, 5/10/2018	3,954,692
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,202,549
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,581,448
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,087,531
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	1,449,636
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,271,124
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	477,927
3,400,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	3,109,939
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,903,276
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	278,317
4,180,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	3,294,676
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,111,745
		TOTAL	30,561,102
		Energy - Midstream—1.7%
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	3,159,738
2,137,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.15%, 3/15/2045	1,801,532
2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,368,842
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	905,799
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,413,397
900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	839,728
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,040,320
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,134,565
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	929,853
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	1,980,186
2,300,000		Williams Partners LP, 4.90%, 1/15/2045	1,815,482
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,314,911
		TOTAL	23,704,353
		Energy - Oil Field Services—0.7%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	698,345
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,371,332
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,280,746
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	225,074
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	910,106
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	101,234
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,287,235
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	540,453

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	$468,341
		TOTAL	8,882,866
		Energy - Refining—0.6%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	844,519
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	780,713
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,985,952
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,720,107
		TOTAL	8,331,291
		Financial Institution - Banking—11.2%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,736,260
2,000,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	2,025,526
3,000,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	3,003,363
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	2,458,467
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	5,001,885
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,500,000
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.625%, 7/1/2020	11,126,630
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	8,996,589
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	1,891,573
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	2,034,562
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,318,675
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	1,717,525
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,234,416
2,800,000		Citigroup, Inc., 4.30%, 11/20/2026	2,780,736
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,450,760
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	2,034,622
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,526,974
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,072,372
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,526,438
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,535,329
1,450,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	1,641,693
1,000,000		Comerica, Inc., 3.80%, 7/22/2026	983,907
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,456,656
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,447,276
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	5,015,346
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,401,421
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,001,426
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	1,981,614
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,190,474
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,144,602
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	711,328
9,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	9,365,252
2,700,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	2,737,498
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	4,004,813
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	1,993,818
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	4,058,265
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	2,231,198
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	4,726,858
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,635,203
1,500,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	1,429,980

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	$4,339,367
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	8,367,252
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.936%, 3/29/2049	458,750
3,637,145	[1,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,913,138
2,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	2,105,017
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,014,732
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,162,649
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,086,572
		TOTAL	152,578,807
		Financial Institution - Broker/Asset Mgr/Exchange—2.0%
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,796,568
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,736,327
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	1,552,018
3,725,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,169,113
2,165,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	2,576,913
2,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	2,804,032
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	3,642,654
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	797,112
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,416,390
975,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	986,335
		TOTAL	27,477,462
		Financial Institution - Finance Companies—3.1%
2,500,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	2,477,203
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	936,708
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	2,456,997
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,331,273
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 3.10%, 1/9/2023	3,007,227
5,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	7,384,185
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	3,135,145
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,037,500
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,576,659
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,562,400
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,481,856
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,590,012
		TOTAL	41,977,165
		Financial Institution - Insurance - Health—0.3%
1,685,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	1,726,940
1,145,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	1,201,210
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	791,173
		TOTAL	3,719,323
		Financial Institution - Insurance - Life—2.9%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,698,750
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	3,122,311
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,111,934
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,237,328
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,202,637
1,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.00%, 9/1/2023	1,025,374
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,407,641
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	782,632

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	$5,779,304
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,585,500
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	908,367
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,832,864
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,348,408
1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,016,917
1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	1,186,570
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,884,706
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,189,285
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5,246,528
		TOTAL	39,567,056
		Financial Institution - Insurance - P&C—1.4%
540,000		CNA Financial Corp., 6.50%, 8/15/2016	566,357
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,128,730
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,037,384
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	826,864
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,769,729
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	923,230
2,880,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	2,745,896
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,464,871
1,150,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	1,170,427
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	5,079,549
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	268,346
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,461,832
		TOTAL	18,443,215
		Financial Institution - REIT - Apartment—0.4%
3,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	2,953,107
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,104,605
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	981,329
		TOTAL	6,039,041
		Financial Institution - REIT - Healthcare—0.5%
1,250,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	1,237,300
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	527,301
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,283,088
2,300,000		Healthcare Trust of America, 3.70%, 4/15/2023	2,242,840
		TOTAL	6,290,529
		Financial Institution - REIT - Office—0.5%
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	1,439,635
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,506,075
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	3,955,217
		TOTAL	6,900,927
		Financial Institution - REIT - Other—0.4%
370,000		Liberty Property LP, 6.625%, 10/1/2017	405,241
2,900,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	2,980,232
267,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	308,741
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	1,909,892
		TOTAL	5,604,106
		Financial Institution - REIT - Retail—0.9%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,619,626

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$2,600,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	$2,593,864
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	577,496
1,700,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,848,585
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,591,334
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,287,267
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,276,096
		TOTAL	12,794,268
		Financial Institution - REITs—0.2%
2,285,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	2,223,157
		Municipal Services—0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	2,013,249
2,905,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,156,950
		TOTAL	5,170,199
		Sovereign—0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,363,748
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,194,652
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,166,965
		TOTAL	5,725,365
		Technology—2.6%
2,840,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	2,730,393
725,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	714,987
1,470,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	1,473,506
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,302,000
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,455,153
4,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	3,713,168
1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,181,601
5,500,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/1/2025	5,438,592
1,565,000	[1,2]	Flextronics International Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2025	1,517,909
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,619,388
1,625,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	1,670,962
1,000,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	991,257
3,325,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	3,206,763
2,100,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	2,020,490
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	929,001
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,395,528
2,490,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.50%, 6/15/2045	2,460,190
200,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	195,397
		TOTAL	35,016,285
		Transportation - Airlines—0.4%
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,469,417
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,024,354
		TOTAL	5,493,771
		Transportation - Railroads—0.8%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,478,207
1,053,425		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	1,168,923
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,994,399
1,325,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,268,458
810,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	703,325
		TOTAL	10,613,312

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—1.2%
$1,580,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	$1,727,294
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,752,496
950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	940,806
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,558,400
1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	1,758,874
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	938,747
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,238,673
		TOTAL	16,915,290
		Utility - Electric—2.4%
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	331,103
375,385		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	389,481
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,682,666
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,289,095
1,233,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,207,759
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	127,425
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	5,106,250
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	301,028
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	4,180,065
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	913,416
225,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	229,327
665,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	724,291
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,159,758
769,725	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	798,701
3,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,536,007
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,054,455
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	3,071,489
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,507,878
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	884,970
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	229,431
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,626,714
76,475		Waterford 3 Funding Corp., 8.09%, 1/2/2017	76,487
		TOTAL	32,427,796
		Utility - Natural Gas—1.5%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	233,220
1,652,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	1,577,710
1,000,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 5.80%, 6/1/2045	960,602
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,235,669
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,429,552
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,529,015
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	414,000
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	2,667,495
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,509,182
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,636,042
2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,147,503
		TOTAL	20,339,990
		TOTAL CORPORATE BONDS (IDENTIFIED COST $930,288,318)	960,108,310
		MORTGAGE-BACKED SECURITIES—0.0%
1,853		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	2,101
2,040		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	2,318

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
$538		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	$618
1,338		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	1,544
636		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	663
3,170		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	3,715
2,366		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	2,733
2,975		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,465
17,232		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	19,816
9,691		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	11,192
2,873		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	3,413
1,227		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,433
4,171		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	4,801
801		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	831
2,647		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	2,996
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $53,766)	61,639
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042	3,724,929
1,865,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,098,983
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,609,245)	5,823,912
		FOREIGN GOVERNMENTS/AGENCIES—0.3%
		Sovereign—0.3%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	996,938
2,475,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	2,779,548
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,440,101)	3,776,486
		COMMON STOCKS—0.1%
		Consumer Cyclical - Automotive—0.0%
9,169		General Motors Co.	269,935
2,127		Motors Liquidation Co.	32,969
		TOTAL	302,904
		Energy - Refining—0.1%
20,487	[3,5]	MLR Petroleum LLC	322,875
		Utility - Electric—0.0%
113		NRG Energy, Inc.	2,251
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,582,804)	628,030
		WARRANTS—0.0%
		Consumer Cyclical - Automotive—0.0%
8,336	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	163,803
8,336	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	103,783
		TOTAL WARRANTS (IDENTIFIED COST $1,377,017)	267,586
		PREFERRED STOCKS—0.4%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D, 5.670%	1,300
		Financial Institution - REIT - Other—0.4%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27 Annual Dividend	5,160,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,161,300

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$247,502		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025 (IDENTIFIED COST $242,758)	$272,072
		INVESTMENT COMPANY—26.8%
58,996,916	[7]	High Yield Bond Portfolio (IDENTIFIED COST $462,776,013)	365,190,907
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $1,410,355,312)[8]	1,341,290,242
		OTHER ASSETS AND LIABILITIES - NET—1.4%[9]	19,039,946
		TOTAL NET ASSETS—100%	$1,360,330,188
At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3]United States Treasury Notes 10-Year Short Futures	350	$44,471,875	December 2015	$555,539
The average notional value of short futures contracts held by the Fund throughout the period was $24,746,484. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $190,414,004, which represented 14.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2015, these liquid restricted securities amounted to $180,153,688, which represented 13.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at August 31, 2015, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,100,650
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$3,556,327	$1,913,138
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 -9/29/1999	$4,048,581	$5,246,528
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holding.
8	At August 31, 2015, the cost of investments for federal tax purposes was $1,414,118,039. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $72,827,797. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,586,149 and net unrealized depreciation from investments for those securities having an excess of cost over value of $122,413,946.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$305,155	$—	$—	$305,155
International	—	—	322,875	322,875
Warrants	267,586	—	—	267,586
Debt Securities:
Corporate Bonds	—	958,195,172	1,913,138	960,108,310
Mortgage-Backed Securities	—	61,639	—	61,639
Municipal Bonds	—	5,823,912	—	5,823,912
Foreign Governments/Agencies	—	3,776,486	—	3,776,486
Collateralized Mortgage Obligations	—	272,072	—	272,072
Preferred Stocks	5,160,000	—	1,300	5,161,300
Investment Company[1]	—	365,190,907	—	365,190,907
TOTAL SECURITIES	$5,732,741	$1,333,320,188	$2,237,313	$1,341,290,242
OTHER FINANCIAL INSTRUMENTS[2]	$555,539	$—	$—	$555,539
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015